Fair Value Measurements - Schedule of Liability for Derivatives and Warrants (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Values of Derivatives, Convertible Notes at beginning	$ 1,692	$ 1,203		$ 1,203
Fair Values of Derivatives, Convertible Notes Change in fair value	(925)	(200)
Fair Values of Derivatives, Convertible Notes Additions	2,894	689
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end	3,661	1,692		3,661
Fair Values of Warrants (assumed from subsidiary) at beginning	39	24		24
Fair Values of Warrant Liability subsidiary Change in fair value	(18)	15
Fair Values of Warrant Liability subsidiary Additions
Fair Values of Warrant Liability subsidiary Redemptions
Fair Values of Warrants (assumed from subsidiary) at end	21	39		21
Profits Share Liability at beginning	1,971	1,971		1,971
Profits Share Liability Change in fair value	148
Profits Share Liability Additions
Profits Share Liability Redemptions
Profits Share Liability at end	2,119	1,971		2,119
Warrant Liability, at beginning	15,987
Warrant Liability, Change in fair value	(4,966)	366		(4,600)
Warrant Liability, Additions	29,596	15,621
Warrant Liability, Redemptions
Warrant Liability, at end	40,617	15,987		40,617
Derivative Liability, at beginning	389	376		376
Derivative Liability, Change in fair value	(23)	(97)
Derivative Liability, Additions		172
Derivative Liability, Redemptions	(203)	(62)
Derivative Liability, at end	$ 163	$ 389		$ 163